Selected Income Statement Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Selected Income Statement Data [Line Items]
Revenues	$ 85,405		$ 84,547		$ 107,028
Selling	13,906	[1]	13,827	[1]	15,614
General and administrative	8,456		7,311		8,727
Total selling, general and administrative expenses	22,362		21,138		24,341
Shipping and handling costs	652		1,076		1,469
Interest expense	(181)		(163)		(100)
Interest income	90		38		32
Re-evaluation of contingent consideration	(858)		1,037		(1,264)
Interest expense on liabilities to the OCS	(504)		(667)		(791)
Other, net	(285)		(12)		(777)
Financial income (expenses), net	(1,738)		233		(2,900)
Foreign currency income (expense), transactions not denominated in U.S. Dollars	(188)		84		(308)
Printed Circuit Boards and IC Substrates [Member]
Selected Income Statement Data [Line Items]
Revenues	19,442		16,479		30,708
Microelectronics [Member]
Selected Income Statement Data [Line Items]
Revenues	48,422		50,450		57,696
Service fees [Member]
Selected Income Statement Data [Line Items]
Revenues	$ 17,541		$ 17,618		$ 18,624

[1]	Including shipping and handling costs